Summary of significant accounting policies (Details 1) - $ / perunit		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Closing foreign exchange rate	[1]	86.19	79.62	80.15
US Dollar [Member]
Closing foreign exchange rate		694.77	614.75	669.47
Euros [Member]
Closing foreign exchange rate		794.75	739.15	705.60
Argentinean Pesos [Member]
Closing foreign exchange rate		18.43	32.96	42.13
Uruguayan Peso [Member]
Closing foreign exchange rate		21.44	21.34	22.82
Canadian Dollar [Member]
Closing foreign exchange rate		509.62	491.05	498.38
Sterling Pound [Member]
Closing foreign exchange rate		882.36	832.09	826.10
Paraguayan Guarani [Member]
Closing foreign exchange rate		0.12	0.11	0.12
Bolivians [Member]
Closing foreign exchange rate		101.28	89.61	97.59
Colombian Peso [Member]
Closing foreign exchange rate		0.21	0.21	0.22
Unidades de Fomento [Member]
Closing foreign exchange rate	[2]	27,565.79	26,798.14	26,347.98

[1]	The Unidad Indexada (UI) is a Uruguay inflation-indexed, Uruguayan peso-denominated monetary unit. The UI rate is set daily in advance based on changes in the previous month's inflation rate.
[2]	The Unidad de Fomento (UF) is a Chilean inflation-indexed, Chilean peso-denominated monetary unit. The UF rate is set daily in advance based on changes in the previous month's inflation rate.